Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 2,815	$ 535
Restricted deposit	17	17
Trade receivables	396	629
Other receivables	445	597
Related party receivables	53
Inventory	4,354	2,386
Total current assets	8,080	4,164
NON-CURRENT ASSETS:
Property and equipment, net	61	59
Investment accounted for using the equity method	1,695	1,940
Investment at fair value	11	67
Intangible assets, net	5,330	5,714
Deferred taxes	195	168
Operating lease right-of-use assets	86	127
Total non-current assets	7,378	8,075
TOTAL ASSETS	15,458	12,239
CURRENT LIABILITIES:
Trade payables	521	709
Other payables	1,293	1,533
Related party payables	31	66
Total current liabilities	1,845	2,308
NON-CURRENT LIABILITIES:
Derivative liabilities	6,406	1,375
Operating lease liabilities	14	45
Total non-current liabilities	6,420	1,420
TOTAL LIABILITIES	8,265	3,728
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value per share - Authorized: 43,567,567 as of June 30, 2024 and December 31, 2023; Issued and outstanding: 9,177,100 shares as of June 30, 2024; and 1,215,512 shares as of December 31, 2023
Additional paid-in-capital	19,344	16,787
Accumulated deficit	(12,151)	(8,276)
TOTAL SHAREHOLDERS’ EQUITY	7,193	8,511
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 15,458	$ 12,239